Folgers Merger (Details 1) (Folgers coffee company [Member], USD $) In Thousands	Nov. 06, 2008
The purchase price allocated to the identifiable intangible assets
Intangible assets with indefinite lives	$ 1,293,000
Total intangible assets	2,515,000
Customer and Contractual Relationships [Member]
The purchase price allocated to the identifiable intangible assets
Customer and contractual relationships (20-year weighted-average useful life)/Technology (14-year weighted-average useful life)	1,089,000
Developed Technology Rights [Member]
The purchase price allocated to the identifiable intangible assets
Customer and contractual relationships (20-year weighted-average useful life)/Technology (14-year weighted-average useful life)	$ 133,000